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[Letterhead]    151 Farmington Avenue    Linda M. Hernandez
                Hartford, CT 06156       Prospectus Unit
                                         Products Group, TS41
                                         Fax: (860) 273-0912
                                         Fax: (860) 273-3004


November 15, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: AETNA LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY ACCOUNT C -- FILE NOS. 33-91846, 811-2513

     PROSPECTUS TITLE: GROUP DEFERRED VARIABLE ANNUITY CONTRACTS FOR USE WITH RETIREMENT PROGRAMS FOR HIGHER EDUCATION


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Supplement contained in Post-Effective Amendment No. 7 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on October 16, 1996. In addition, the text of the Prospectus and Statement of Additional Information has not changed since such filing; therefore, in reliance upon paragraph (j) of Rule 497, the Prospectus, Prospectus Supplement and Statement of Additional Information are not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 273-0912.

Sincerely,

/s/ Linda M. Hernandez

Linda M. Hernandez
Prospectus Unit